SHARE-BASED AWARDS (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands								12 Months Ended
	Oct. 02, 2018 shares	Sep. 13, 2017 shares	Aug. 08, 2017 shares	Aug. 07, 2017 shares	Aug. 01, 2014 shares	Jul. 01, 2014 shares	Feb. 18, 2014 $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued								13,218,000					13,218,000
Options granted							3,479,604
Options granted, exercise price | $ / shares							$ 2.04
Unrecognized share-based compensation cost | ¥								¥ 0
Shares exercised								0	0	0
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost								¥ 25,689					$ 3,937
Shares granted	5,992,605	45,000	3,319,200	1,453,950	69,564	21,132	1,370,250				0	0
Shares vesting description								The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of Restricted Shares on annual basis over a four-year period ending the fourth anniversary of the grant date.
Weighted-average vesting period over which deferred cost is expected to be recognized								1 year 2 months 1 day